Stock-Based Compensation Plans - Summary of changes in outstanding options (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Years $ / shares shares	Dec. 31, 2017 USD ($) Years $ / shares shares	Dec. 31, 2016 USD ($) integer $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options outstanding | shares	147,538	174,510	236,385
Options granted | shares	29,260	30,255
Options exercised | shares	(56,232)	(92,130)
Options outstanding weighted average exercise price	$ 33.48	$ 28.70	$ 25.35
Options outstanding weighted average exercise price - Granted	45.97	43.45
Options outstanding weighted average exercise price - Exercised	$ 25.17	24.93
Options outstanding weighted average exercise price - modification		$ 30.21
Options outstanding weighted average remaining term	6.7	6.0	6.1
Options outstanding weighted average grant date fair value | $	$ 1,782	$ 1,901	$ 2,440
Options granted weighted average grant date fair value	$ 427	$ 440
Options exercised weighted average grant date fair value | $	$ (546)	$ (842)
Options modified weighted average grant date fair value | $		$ (137)
Options exercisable at December 31, 2018 | shares	119,714
Options exercisable weighted average exercise price	$ 31.59
Options exerciseable weighted average remaining term | Years	6.1
Options exercisable weighted average grant date fair value | $	$ 1,346
Options vested during twelve months ended December 31, 2018 | shares	46,030
Options vested weighted average grant date fair value | $	$ 669